UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
2/28/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.2%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 1/4s, 6/1/32	BBB+/F	$1,015,000	$882,471
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	1,000,000	975,880
Territiry of GU, Govt. Wtr. Wks. Auth. Rev. Bonds,
5 5/8s, 7/1/40	Ba2	450,000	407,345
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	350,000	324,979
			2,590,675

Pennsylvania (87.1%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	926,204
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	472,850
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,013,810
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	961,310
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	1,956,900
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	1,095,000	711,750
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to
maturity)	Baa1	2,450,000	2,683,412
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.), 6 7/8s, 5/1/30	Ba2	600,000	619,458
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds,
FGIC, NATL, 5s, 12/1/37	A1	1,000,000	949,080
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 0.2s, 4/1/41	VMIG1	600,000	600,000
Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,030,120
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	619,833
Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,026,090
Bucks Cnty., Cmnty. College Auth. Rev. Bonds (College
Bldg.), 5s, 6/15/28	Aaa	1,000,000	1,037,610
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded 10/1/12)	AAA/P	1,000,000	1,088,570
AMBAC, 5 1/2s, 9/15/17	AA-/P	1,000,000	1,014,770
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	239,652
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory
Put Bonds (2/1/13) (Waste Management, Inc.), 2 7/8s,
12/1/22	BBB	1,000,000	986,530
Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s,
7/15/25	Aa3	1,000,000	1,033,050
Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,562,700
Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s,
2/15/26	AA+	1,000,000	1,026,850
Centennial, School Dist., Bucks Cnty. G.O. Bonds,
Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,010,620
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded
7/1/12)	AAA/P	500,000	555,870
Chester Cnty., Indl. Dev. Auth. VRDN (Archdiocese
Philadelphia), 0.21s, 7/1/31	VMIG1	2,700,000	2,700,000
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny
College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,018,620
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	333,211
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	729,949
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,556,076
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	683,993
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,489,980
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,106,460
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	805,000	805,483
Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded 7/1/13)	A2	1,130,000	1,245,452
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,012,370
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D,
5s, 1/1/40	A3	800,000	778,504
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,134,232

Downingtown, Area School Dist. G.O. Bonds, Ser. AA,
5s, 11/1/28	Aa1	1,875,000	1,972,331
East Stroudsburg, Area School Dist. G.O. Bonds, AGM,
5s, 9/1/27	Aa3	1,500,000	1,537,335
Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28	AA+	2,665,000	2,708,839
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	517,225
Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	910,230
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	957,950
Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s,
5/15/23	Aa2	1,000,000	1,034,360
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds
(Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	1,839,980
Geisinger, PA Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.), 0.22s, 11/15/32	VMIG1	1,800,000	1,800,000
Gen. Auth. of South Central Rev. Bonds (York College
of Penn), 5 1/2s, 11/1/31 (WIS)	A	750,000	740,820
Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	Ba1	1,000,000	830,710
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded 9/15/13)	AAA/P	1,500,000	1,662,045
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,004,630
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,018,520
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,253,877
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,445,940
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,611,153
AGM, 5 1/4s, 7/1/16	Aa3	1,950,000	1,985,334
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh
Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA+	1,360,000	1,374,035
Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,228,613
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	1,821,080
McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s,
12/15/39	BBB+	1,750,000	1,685,565
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	A-	2,000,000	1,708,620
Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds
(Arcadia U.), 5 5/8s, 4/1/40	BBB+	1,000,000	930,520
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s,
11/1/14	A2	2,145,000	2,307,205
Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1,
6 1/4s, 11/15/29	BBB+	1,125,000	1,122,413
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,090,363
Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM,
5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,722,472
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A/P	1,000,000	861,650
Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,568,295
Northampton Cnty., Hosp. Auth. Rev. Bonds
(Saint Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s,
8/15/40	A3	1,000,000	876,570
(St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	A3	2,000,000	1,783,460
Northeastern York, School Dist. G.O. Bonds, SGI, 5s,
3/1/21	A+	1,035,000	1,101,871
PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s,
1/1/32	BBB+/F	500,000	512,550
PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s,
6/1/31	AA+	1,500,000	1,515,030
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A1	1,000,000	1,004,890
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,104,360
PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL
Elec. Util. Corp ), 4s, 10/1/23	A3	1,000,000	925,980
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,000,600
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,132,285
PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC,
zero %, 12/1/27	A/P	1,000,000	380,170
PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	825,000	828,152
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	1,880,240
Ser. 110A, 4 3/4s, 10/1/25	AA+	1,000,000	987,540
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	837,956
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	600,000	576,012
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	956,100
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	950,950
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	980,190
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	885,156
(Saint Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	898,820
(Thomas Jefferson U.), 5s, 3/1/40	AA-	1,000,000	930,670
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	173,024
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,236,423
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	315,737
PA State Higher Edl. Fac. Auth. Student Hsg. Rev.

Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	557,060
PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A1	2,000,000	2,132,540
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25
(Prerefunded 6/1/13)	AAA	3,000,000	3,295,620
(Richland School Dist.), FGIC, 5s, 11/15/29
(Prerefunded 11/15/14)	A	5,000,000	5,654,450
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	Aa3	1,000,000	1,012,390
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	Aa3	1,250,000	1,277,600
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,257,762
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s,
6/1/30	AA+	2,000,000	1,965,200
PA State Tpk. Comm. Rev. Bonds
(Motor License), Ser. FD-A1, 5s, 12/1/38	Aa3	2,000,000	1,935,720
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,018,400
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,212,510
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,318,148
Ser. C, zero %, 12/1/38	AA	4,000,000	727,240
PA State U. Rev. Bonds
5s, 3/1/35	Aa1	1,000,000	1,013,010
5s, 9/1/29	Aa1	1,400,000	1,439,088
Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25	Aa2	2,000,000	2,052,200
Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AA+	500,000	547,710
Ser. A, AGM, 5 1/4s, 12/15/26	AA+	1,250,000	1,289,363
CIFG, 5s, 8/1/23	A2	1,980,000	1,965,467
Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,000,000	1,968,280
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	873,643
(Master Charter School), 6s, 8/1/35	BBB+	500,000	476,615
Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,116,413
Ser. A-1, AGM, 5s, 9/1/26	AA+	2,000,000	2,010,160
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default) (NON)	D/P	2,409,932	241
6 5/8s, 7/1/21 (In default) (NON)	D/P	712,148	71
Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN
(Children's Hosp. of Philadelphia)
Ser. C, 0.18s, 7/1/32	VMIG1	500,000	500,000
Ser. A, 0.18s, 7/1/31	VMIG1	1,000,000	1,000,000
Philadelphia, School Dist. G.O. Bonds
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded 8/1/12)	Aa2	3,000,000	3,211,050
Ser. A, AMBAC, 5s, 8/1/22	Aa2	1,000,000	1,024,180
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, AGM,
5s, 9/1/34	Aa3	2,000,000	1,951,400
Reading, G.O. Bonds, AGM, 5s, 11/1/29	Aa3	2,000,000	2,008,240
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31	A+	1,885,000	1,894,237
5 7/8s, 12/1/31 (Prerefunded 12/1/11)	A+	1,935,000	2,032,640
Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna
U.), 5s, 1/1/38	A2	1,000,000	940,890
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	543,651
U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed.
Rev. Bonds (Cap.), Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,659,968
Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s,
9/1/28	Aa2	1,635,000	1,672,278
Washington Cnty., Hosp. Auth. Rev. Bonds
(Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,278,588
(WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,235,388
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	263,000	255,681
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded
12/15/11)	BBB+	1,500,000	1,564,770
West Mifflin, Area School Dist. G.O. Bonds, AGM,
5 1/8s, 4/1/31	AA+	1,500,000	1,525,845
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB+	1,750,000	1,682,905
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	625,000
Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton)
5s, 11/1/40	A	1,000,000	917,350
5s, 11/1/35	A	1,000,000	933,060
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	766,005
			182,088,242

Puerto Rico (9.6%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,760,000	1,400,784
5 3/8s, 5/15/33	BBB	1,440,000	1,237,291
Cmnwlth. of PR, G.O. Bonds, Ser. A
FGIC, 5 1/2s, 7/1/21	A3	1,000,000	1,025,270
5 1/4s, 7/1/34	A3	1,250,000	1,120,013
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	2,250,000	2,091,465
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	A3	500,000	471,195
Ser. TT, 5s, 7/1/27	A3	650,000	613,236
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	A3	750,000	765,810
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	2,000,000	2,011,660
Ser. AA, NATL, 5 1/2s, 7/1/18	A2	1,500,000	1,566,000
Ser. AA-2, 5.3s, 7/1/35	A2	350,000	313,345

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,504,575
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	926,110
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s,
7/1/29	A3	685,000	669,964
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	3,250,000	3,256,175
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	899,500
Ser. A, NATL, zero %, 8/1/43	Aa3	1,000,000	111,650
			19,984,043

Virgin Islands (0.6%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	403,176
Ser. A-1, 5s, 10/1/39	Baa2	600,000	495,144
Ser. A, 5s, 10/1/25	Baa2	450,000	443,568
			1,341,888

TOTAL INVESTMENTS

Total investments (cost $209,659,751) (b)			$206,004,848

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $209,052,827.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $209,659,751, resulting in gross unrealized appreciation and depreciation of $4,661,305 and $8,316,208, respectively, or net unrealized depreciation of $3,654,903.

(NON) Non-income-producing security.

(WIS) When-issued security.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Local Government	17.3%
Healthcare	17.0
Education	15.8
Utilities	12.2
Prerefunded	11.8

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	13.8%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$206,004,848	$--

Totals by level	$--	$206,004,848	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011